Stock Awards (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended					6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 2008 Plan [Member]	May 29, 2014 2008 Plan [Member]	May 29, 2014 2008 Plan Amendment [Member]	Jun. 30, 2014 2008 Plan Amendment [Member] Maximum [Member]	Dec. 31, 2013 2008 Plan Amendment [Member] Maximum [Member]	Jun. 30, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member]
Stock Awards (Details) [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Exercisable Period												10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum							50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period										7 years	7 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			4 years		4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)					$ 3.72	$ 8.21
Share Price (in Dollars per share)	$ 12.50	$ 39.76	$ 12.50	$ 39.76	$ 2.00	$ 29.82
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value					$ 396,304	$ 334,650
Share-based Compensation	687,660	77,983	759,534	182,785	321,223	387,892
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 356,902		$ 356,902		$ 240,992
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			299 days		1 year 171 days
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)								14,589	314,589
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value (in Dollars per share)			$ 9.86	$ 37.24